Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	$ 781	$ 1,474	$ 2,803	$ 1,990	$ 649
General and administrative expenses	2,494	3,339	6,509	$ 3,778	$ 1,902
Wages and related expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	202	243	436
General and administrative expenses	217	245	437
Share-based payment [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	23	224	264
General and administrative expenses	45	431	633
Clinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	145	106	369
Regulatory, professional and other expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	366	373	750
Research and preclinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	45	410	703
Chemistry and formulations [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses		118	281
Professional and directors’ fees [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	1,366	1,292	2,499
Business development expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	38	2	161
Office maintenance, rent and other expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	48	63	224
Investor relations and business expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	310	1,193	1,486
Wellution operating expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	366		907
Regulatory expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	$ 104	$ 113	$ 162